Column Small Cap Select Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 93.5%	Shares	Value
Aerospace & Defense - 1.6%
AeroVironment, Inc.(a)	5,704	$1,153,064
Axon Enterprise, Inc.(a)	12,550	3,534,958
BWX Technologies, Inc.	23,215	2,138,798
Curtiss-Wright Corp.	7,412	2,096,262
Embraer SA - ADR(a)	56,856	1,580,028
Leonardo DRS, Inc.(a)	77,773	1,831,554
Mercury Systems, Inc.(a)	49,069	1,518,686
Moog, Inc. - Class A	6,795	1,151,277
		15,004,627

Automobile Components - 0.4%
Fox Factory Holding Corp.(a)	8,484	395,524
LCI Industries	2,362	259,537
Modine Manufacturing Co.(a)	27,612	2,786,603
		3,441,664

Banks - 4.9%
Banc of California, Inc.	125,994	1,746,277
Bank of Hawaii Corp.	8,235	475,489
Cadence Bank	92,660	2,645,443
Comerica, Inc.	97,896	5,016,191
Community Financial System, Inc.	18,401	836,509
Cullen/Frost Bankers, Inc.	8,490	862,414
Customers Bancorp, Inc.(a)	12,425	562,853
Dime Community Bancshares, Inc.	165,076	3,048,954
First Financial Bankshares, Inc.	21,055	631,229
Glacier Bancorp, Inc.	18,049	674,672
Huntington Bancshares, Inc./OH	105,647	1,470,606
Lakeland Financial Corp.	6,847	424,719
National Bank Holdings Corp. - Class A	127,224	4,639,859
Popular, Inc.	79,909	7,112,700
Prosperity Bancshares, Inc.	53,148	3,311,120
Stock Yards Bancorp, Inc.	7,840	367,304
Texas Capital Bancshares, Inc.(a)	45,994	2,772,518
United Bankshares, Inc./WV	68,925	2,235,927
United Community Banks, Inc./GA	22,780	584,535
Western Alliance Bancorp	75,517	4,759,837
Zions Bancorp NA	78,330	3,383,073
		47,562,229

Beverages - 0.5%
Celsius Holdings, Inc.(a)	24,292	1,942,874
Coca-Cola Consolidated, Inc.	3,138	3,078,504
		5,021,378

Biotechnology - 3.0%
Apogee Therapeutics, Inc.(a)	42,521	1,940,658
Blueprint Medicines Corp.(a)	17,942	1,893,957
Crinetics Pharmaceuticals, Inc.(a)	87,333	3,878,459
Halozyme Therapeutics, Inc.(a)	119,864	5,308,777
Insmed, Inc.(a)	3,389	186,564
Iovance Biotherapeutics, Inc.(a)	33,129	294,186
Krystal Biotech, Inc.(a)	5,946	951,657
Kymera Therapeutics, Inc.(a)	7,986	256,430
Merus NV(a)	36,484	1,942,408
Natera, Inc.(a)	35,373	3,768,286
Nuvalent, Inc. - Class A(a)	18,364	1,205,046
Rhythm Pharmaceuticals, Inc.(a)	12,054	430,087
Ultragenyx Pharmaceutical, Inc.(a)	21,001	842,980
Vaxcyte, Inc.(a)	50,865	3,574,284
Xenon Pharmaceuticals, Inc.(a)	73,575	2,801,000
		29,274,779

Building Products - 2.2%
AAON, Inc.	51,339	3,852,992
Advanced Drainage Systems, Inc.	13,600	2,359,464
Armstrong World Industries, Inc.	1,968	227,894
AZEK Co., Inc.(a)	23,598	1,131,760
CSW Industrials, Inc.	6,057	1,540,053
Hayward Holdings, Inc.(a)	45,149	654,209
Janus International Group, Inc.(a)	395,600	5,490,928
JELD-WEN Holding, Inc.(a)	66,295	1,028,236
Resideo Technologies, Inc.(a)	185,947	4,016,455
Simpson Manufacturing Co., Inc.	1,353	224,490
Zurn Elkay Water Solutions Corp.	39,685	1,242,537
		21,769,018

Capital Markets - 2.8%
Artisan Partners Asset Management, Inc. - Class A	70,885	3,121,067
BGC Group, Inc. - Class A	1,635,517	14,179,932
Evercore, Inc. - Class A	22,871	4,641,441
Hamilton Lane, Inc. - Class A	4,191	525,929
Houlihan Lokey, Inc.	5,809	786,248
Perella Weinberg Partners	225,771	3,485,904
		26,740,521

Chemicals - 4.3%
Ashland, Inc.	59,931	6,003,288
Aspen Aerogels, Inc.(a)	53,286	1,594,317
Axalta Coating Systems Ltd.(a)	84,800	3,018,032
Chemours Co.	140,685	3,491,802
Element Solutions, Inc.	273,527	6,572,854
Mativ Holdings, Inc.	76,295	1,371,021
Quaker Chemical Corp.	1,749	317,181
Rayonier Advanced Materials, Inc.(a)	1,406,824	7,948,556
Tronox Holdings PLC	560,074	11,095,066
		41,412,117

Commercial Services & Supplies - 1.7%
Casella Waste Systems, Inc. - Class A(a)	4,231	425,596
Clean Harbors, Inc.(a)	7,768	1,682,471
Enviri Corp.(a)	197,564	1,748,442
Montrose Environmental Group, Inc.(a)	26,797	1,259,727
MSA Safety, Inc.	6,299	1,133,820
OPENLANE, Inc.(a)	136,158	2,348,726
Rollins, Inc.	16,844	769,602
Stericycle, Inc.(a)	58,658	3,023,233
Tetra Tech, Inc.	18,240	3,821,098
		16,212,715

Communications Equipment - 1.1%
Ciena Corp.(a)	93,365	4,497,392
Infinera Corp.(a)	135,561	775,409
Ribbon Communications, Inc.(a)	604,131	1,896,971
Viasat, Inc.(a)	168,839	2,851,691
Viavi Solutions, Inc.(a)	133,364	1,002,897
		11,024,360

Construction & Engineering - 3.2%
API Group Corp.(a)	57,113	2,035,507
Arcosa, Inc.	205,671	18,080,538
Comfort Systems USA, Inc.	5,921	1,938,180
EMCOR Group, Inc.	2,769	1,076,199
MasTec, Inc.(a)	19,984	2,243,204
Sterling Infrastructure, Inc.(a)	12,411	1,524,940
Valmont Industries, Inc.	14,477	3,639,518
		30,538,086

Construction Materials - 0.4%
Eagle Materials, Inc.	7,500	1,742,925
Knife River Corp.(a)	23,510	1,662,392
		3,405,317

Consumer Finance - 0.9%
Bread Financial Holdings, Inc.	18,760	783,418
EZCORP, Inc. - Class A(a)	269,168	2,823,572
FirstCash Holdings, Inc.	39,954	4,711,376
		8,318,366

Consumer Staples Distribution & Retail - 0.6%
Grocery Outlet Holding Corp.(a)	168,855	3,713,122
Sprouts Farmers Market, Inc.(a)	23,940	1,890,781
		5,603,903

Containers & Packaging - 0.6%
AptarGroup, Inc.	7,050	1,041,214
Avery Dennison Corp.	21,608	4,917,765
		5,958,979

Distributors - 0.2%
Pool Corp.	4,192	1,524,002

Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc.(a)	5,919	622,205
Duolingo, Inc.(a)	9,450	1,808,730
Grand Canyon Education, Inc.(a)	6,850	975,851
		3,406,786

Electric Utilities - 0.5%
ALLETE, Inc.	30,559	1,929,801
IDACORP, Inc.	2,475	236,288
Portland General Electric Co.	49,562	2,208,483
		4,374,572

Electrical Equipment - 0.3%
Atkore, Inc.	6,580	1,001,147
Babcock & Wilcox Enterprises, Inc.(a)	240,016	280,819
Bloom Energy Corp. - Class A(a)	75,895	1,238,606
		2,520,572

Electronic Equipment Instruments & Components - 0.1%
IPG Photonics Corp.(a)	10,551	915,088

Electronic Equipment, Instruments & Components - 2.7%
Advanced Energy Industries, Inc.	5,555	596,774
Badger Meter, Inc.	6,442	1,243,048
Celestica, Inc.(a)	20,491	1,145,857
Coherent Corp.(a)	43,047	2,456,262
Fabrinet(a)	24,519	5,873,036
Innoviz Technologies Ltd.(a)	198,269	208,182
Insight Enterprises, Inc.(a)	17,345	3,390,947
Itron, Inc.(a)	24,691	2,655,517
Littelfuse, Inc.	6,161	1,580,913
Napco Security Technologies, Inc.	30,175	1,498,189
nLight, Inc.(a)	47,327	622,350
Novanta, Inc.(a)	5,470	887,015
OSI Systems, Inc.(a)	16,020	2,302,715
Rogers Corp.(a)	3,939	464,802
Teledyne Technologies, Inc.(a)	3,553	1,410,363
		26,335,970

Energy Equipment & Services - 2.0%
Cactus, Inc. - Class A	10,883	558,842
Dril-Quip, Inc.(a)	33,635	650,501
Oceaneering International, Inc.(a)	29,696	703,201
Patterson-UTI Energy, Inc.	245,075	2,700,727
TechnipFMC PLC	206,059	5,396,685
TETRA Technologies, Inc.(a)	406,154	1,506,831
Tidewater, Inc.(a)	39,034	4,033,383
Transocean Ltd.(a)	75,943	470,847
Weatherford International PLC(a)	27,539	3,314,043
		19,335,060

Entertainment - 0.2%
Lions Gate Entertainment Corp. - Class B(a)	281,943	2,176,600

Financial Services - 0.6%
Cannae Holdings, Inc.(a)	28,231	513,239
Federal Agricultural Mortgage Corp. - Class C	14,719	2,570,968
Jack Henry & Associates, Inc.	3,922	645,875
Pagseguro Digital Ltd. - Class A(a)	123,093	1,507,889
Shift4 Payments, Inc. - Class A(a)	7,157	481,523
		5,719,494

Food Products - 2.3%
Adecoagro SA	421,603	4,148,574
Freshpet, Inc.(a)	23,444	3,075,149
Hain Celestial Group, Inc.(a)	114,511	877,154
Nomad Foods Ltd.	651,891	11,447,206
Simply Good Foods Co.(a)	7,187	276,628
TreeHouse Foods, Inc.(a)	49,057	1,781,260
Utz Brands, Inc.	24,532	454,823
		22,060,794

Gas Utilities - 0.4%
Atmos Energy Corp.	18,082	2,096,065
New Jersey Resources Corp.	48,447	2,105,507
		4,201,572

Ground Transportation - 0.5%
RXO, Inc.(a)	80,960	1,652,394
Saia, Inc.(a)	8,949	3,664,436
		5,316,830

Health Care Equipment & Supplies - 4.3%
Accuray, Inc.(a)	277,897	491,878
AtriCure, Inc.(a)	43,221	974,201
Atrion Corp.	888	408,702
Avanos Medical, Inc.(a)	46,887	933,520
CytoSorbents Corp.(a)	6,648	5,984
Enovis Corp.(a)	206,082	10,359,742
Glaukos Corp.(a)	26,966	3,039,608
Globus Medical, Inc. - Class A(a)	54,390	3,650,113
Haemonetics Corp.(a)	43,992	3,698,847
Integer Holdings Corp.(a)	14,879	1,803,930
Integra LifeSciences Holdings Corp.(a)	40,961	1,265,695
LivaNova PLC(a)	27,245	1,663,852
OraSure Technologies, Inc.(a)	170,366	805,831
RxSight, Inc.(a)	13,645	797,823
Tandem Diabetes Care, Inc.(a)	43,968	2,252,481
TransMedics Group, Inc.(a)	50,418	6,877,015
UFP Technologies, Inc.(a)	4,217	1,097,938
Varex Imaging Corp.(a)	59,228	915,073
Zimvie, Inc.(a)	61,699	1,027,288
		42,069,521

Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc.(a)	85,712	5,904,700
AMN Healthcare Services, Inc.(a)	38,255	2,139,985
Chemed Corp.	2,871	1,591,596
CorVel Corp.(a)	1,701	407,985
HealthEquity, Inc.(a)	31,855	2,601,916
Molina Healthcare, Inc.(a)	7,214	2,269,380
Patterson Cos., Inc.	58,822	1,446,433
Tenet Healthcare Corp.(a)	66,405	8,979,284
		25,341,279

Health Care Technology - 0.0%(b)
Simulations Plus, Inc.	7,969	384,425

Hotels, Restaurants & Leisure - 2.6%
Cava Group, Inc.(a)	28,828	2,668,031
Dutch Bros, Inc. - Class A(a)	61,028	2,159,781
International Game Technology PLC	225,746	4,456,226
Krispy Kreme, Inc.	56,964	595,843
PlayAGS, Inc.(a)	503,639	5,817,031
Red Rock Resorts, Inc. - Class A	55,705	2,854,881
Sweetgreen, Inc. - Class A(a)	65,770	2,022,428
Texas Roadhouse, Inc.	9,215	1,591,154
United Parks & Resorts, Inc.(a)	17,407	910,212
Wingstop, Inc.	5,531	2,039,003
		25,114,590

Household Durables - 1.0%
Installed Building Products, Inc.	17,290	3,662,714
Skyline Champion Corp.(a)	53,587	3,730,191
Tempur Sealy International, Inc.	41,421	2,127,382
		9,520,287

Household Products - 0.1%
Church & Dwight Co., Inc.	3,900	417,339
WD-40 Co.	3,241	728,220
		1,145,559

Independent Power and Renewable Electricity Producers - 1.3%
Ormat Technologies, Inc.	68,529	5,167,086
Vistra Corp.	73,636	7,295,855
		12,462,941

Insurance - 4.4%
AMERISAFE, Inc.	11,369	498,303
Axis Capital Holdings Ltd.	20,336	1,502,424
Baldwin Insurance Group, Inc. - Class A(a)	46,675	1,572,014
Fidelis Insurance Holdings Ltd.	563,045	9,335,286
First American Financial Corp.	70,515	3,919,224
Hagerty, Inc. - Class A(a)	22,396	215,449
HCI Group, Inc.	19,576	1,876,947
Kemper Corp.	255,345	15,279,845
Kinsale Capital Group, Inc.	2,310	886,162
Oscar Health, Inc. - Class A(a)	88,387	1,764,204
RLI Corp.	7,669	1,119,521
Selective Insurance Group, Inc.	29,145	2,844,843
Skyward Specialty Insurance Group, Inc.(a)	37,452	1,397,709
Stewart Information Services Corp.	7,551	478,054
		42,689,985

Interactive Media & Services - 1.1%
Cars.com, Inc.(a)	440,321	8,907,694
EverQuote, Inc. - Class A(a)	38,242	913,601
MediaAlpha, Inc. - Class A(a)	25,706	457,053
QuinStreet, Inc.(a)	29,629	521,767
		10,800,115

IT Services - 1.3%
ASGN, Inc.(a)	28,690	2,694,278
Kyndryl Holdings, Inc.(a)	217,266	5,781,448
Unisys Corp.(a)	244,840	1,050,364
Wix.com Ltd.(a)	18,281	2,945,069
		12,471,159

Life Sciences Tools & Services - 0.6%
Bio-Techne Corp.	21,035	1,623,692
Charles River Laboratories International, Inc.(a)	8,623	1,797,378
ICON PLC(a)	3,126	1,015,387
Standard BioTools, Inc.(a)	225,146	558,362
Stevanato Group SpA	23,860	484,835
West Pharmaceutical Services, Inc.	2,194	727,114
		6,206,768

Machinery - 3.1%
Alamo Group, Inc.	16,075	3,054,089
Chart Industries, Inc.(a)	5,994	941,238
Crane Co.	18,298	2,727,866
Enerpac Tool Group Corp.	9,162	360,250
Enpro, Inc.	2,148	329,203
Esab Corp.	11,120	1,143,358
ESCO Technologies, Inc.	5,594	610,473
Federal Signal Corp.	54,337	5,000,091
Franklin Electric Co., Inc.	17,860	1,776,713
Graco, Inc.	8,593	693,885
Helios Technologies, Inc.	15,160	759,213
Hillman Solutions Corp.(a)	49,925	458,811
Kadant, Inc.	5,148	1,472,379
Lindsay Corp.	4,900	562,618
Markforged Holding Corp.(a)	163,798	68,844
Nordson Corp.	2,754	646,419
Omega Flex, Inc.	2,651	156,966
RBC Bearings, Inc.(a)	6,362	1,878,571
SPX Technologies, Inc.(a)	26,732	3,726,975
Standex International Corp.	5,483	922,295
Stratasys Ltd.(a)	180,418	1,562,420
Toro Co.	12,240	981,526
		29,834,203

Marine Transportation - 0.8%
Kirby Corp.(a)	65,172	8,092,407

Media - 0.8%
Cable One, Inc.	955	368,544
Criteo SA - ADR(a)	151,016	5,892,644
Nexstar Media Group, Inc. - Class A	8,613	1,427,088
TechTarget, Inc.(a)	8,890	268,656
		7,956,932

Metals & Mining - 1.5%
ATI, Inc.(a)	20,586	1,262,745
Cleveland-Cliffs, Inc.(a)	181,270	3,132,345
ERO Copper Corp.(a)	246,852	5,257,948
Materion Corp.	24,415	2,792,588
Pan American Silver Corp.	96,030	2,112,660
		14,558,286

Multi-Utilities - 0.2%
Northwestern Energy Group, Inc.	40,487	2,103,705

Oil, Gas & Consumable Fuels - 5.4%
Antero Resources Corp.(a)	63,560	2,264,643
Cameco Corp.	83,660	4,643,967
Chord Energy Corp.	17,755	3,291,955
Civitas Resources, Inc.	11,323	832,920
CNX Resources Corp.(a)	108,928	2,864,806
Devon Energy Corp.	70,821	3,475,895
Gulfport Energy Corp.(a)	3,412	552,096
International Seaways, Inc.	155,279	10,003,073
Kosmos Energy Ltd.(a)	1,334,274	8,139,071
Matador Resources Co.	89,306	5,666,466
Murphy Oil Corp.	59,550	2,548,144
Permian Resources Corp.	263,687	4,321,830
Sitio Royalties Corp. - Class A	34,174	800,697
Texas Pacific Land Corp.	724	444,760
Uranium Energy Corp.(a)	292,094	2,085,551
Viper Energy, Inc.	8,796	338,294
		52,274,168

Passenger Airlines - 0.4%
Frontier Group Holdings, Inc.(a)	770,705	4,215,756

Personal Care Products - 0.8%
BellRing Brands, Inc.(a)	66,919	3,892,679
Coty, Inc. - Class A(a)	196,570	2,036,465
elf Beauty, Inc.(a)	10,842	2,026,478
		7,955,622

Pharmaceuticals - 0.8%
Amneal Pharmaceuticals, Inc.(a)	184,415	1,231,892
Amphastar Pharmaceuticals, Inc.(a)	10,180	430,919
Innoviva, Inc.(a)	260,757	4,117,353
Intra-Cellular Therapies, Inc.(a)	10,787	725,318
Structure Therapeutics, Inc. - ADR(a)	40,074	1,370,531
		7,876,013

Professional Services - 2.2%
Alight, Inc. - Class A(a)	150,128	1,163,492
CBIZ, Inc.(a)	6,259	474,557
Clarivate PLC(a)	466,839	2,660,982
Conduent, Inc.(a)	584,382	2,045,337
CRA International, Inc.	3,717	654,081
Exponent, Inc.	15,007	1,427,466
FTI Consulting, Inc.(a)	3,855	828,054
KBR, Inc.	125,026	8,209,207
Kforce, Inc.	37,355	2,308,913
Korn Ferry	14,794	975,516
Parsons Corp.(a)	6,236	474,872
		21,222,477

Real Estate Management & Development - 0.5%
Colliers International Group, Inc.	2,043	229,143
Cushman & Wakefield PLC(a)	294,145	3,267,951
FirstService Corp.	9,369	1,378,367
		4,875,461

Semiconductors & Semiconductor Equipment - 5.6%
Camtek Ltd./Israel	38,220	3,914,110
CEVA, Inc.(a)	32,279	642,998
Credo Technology Group Holding Ltd.(a)	71,367	1,860,538
indie Semiconductor, Inc. - Class A(a)	120,018	800,520
Lattice Semiconductor Corp.(a)	25,743	1,911,160
MACOM Technology Solutions Holdings, Inc.(a)	40,192	4,065,019
MKS Instruments, Inc.	5,774	730,931
Onto Innovation, Inc.(a)	26,624	5,769,421
Power Integrations, Inc.	18,543	1,409,453
Rambus, Inc.(a)	103,070	5,695,648
Semtech Corp.(a)	74,447	2,895,244
SMART Global Holdings, Inc.(a)	279,682	5,755,856
Tower Semiconductor Ltd.(a)	223,957	8,407,346
Ultra Clean Holdings, Inc.(a)	42,525	1,972,309
Veeco Instruments, Inc.(a)	181,410	7,374,316
Wolfspeed, Inc.(a)	39,810	1,023,117
		54,227,986

Software - 5.8%
8x8, Inc.(a)	2,731,632	7,457,355
Adeia, Inc.	151,429	1,791,405
Appfolio, Inc. - Class A(a)	7,103	1,621,757
Aspen Technology, Inc.(a)	5,091	1,072,419
Box, Inc. - Class A(a)	42,430	1,156,217
Cognyte Software Ltd.(a)	228,365	1,735,574
CommVault Systems, Inc.(a)	9,238	993,870
Computer Modelling Group Ltd.	22,766	217,643
CyberArk Software Ltd.(a)	10,027	2,298,690
Elastic NV(a)	14,956	1,556,172
Fair Isaac Corp.(a)	1,518	1,958,114
Gitlab, Inc. - Class A(a)	12,034	567,884
LiveRamp Holdings, Inc.(a)	149,466	4,676,791
Manhattan Associates, Inc.(a)	8,633	1,895,289
Monday.com Ltd.(a)	11,059	2,498,339
Nutanix, Inc. - Class A(a)	44,129	2,440,996
OneSpan, Inc.(a)	74,375	979,519
Ooma, Inc.(a)	322,726	2,788,353
Qualys, Inc.(a)	11,206	1,575,788
Radware Ltd.(a)	49,522	1,004,801
Silvaco Group, Inc.(a)	294,402	5,378,725
SPS Commerce, Inc.(a)	9,855	1,853,627
Tyler Technologies, Inc.(a)	2,175	1,044,783
Varonis Systems, Inc.(a)	20,118	864,269
Verint Systems, Inc.(a)	151,855	4,504,019
Vertex, Inc. - Class A(a)	21,940	725,117
Xperi, Inc.(a)	119,842	1,055,808
		55,713,324

Specialty Retail - 2.1%
Abercrombie & Fitch Co. - Class A(a)	4,349	751,812
Academy Sports & Outdoors, Inc.	40,130	2,315,100
American Eagle Outfitters, Inc.	41,676	915,622
Asbury Automotive Group, Inc.(a)	6,968	1,637,968
Caleres, Inc.	38,881	1,348,393
Carvana Co.(a)	18,463	1,845,931
Floor & Decor Holdings, Inc. - Class A(a)	8,832	1,032,107
ODP Corp.(a)	40,286	1,577,600
Signet Jewelers Ltd.	26,150	2,863,163
Tractor Supply Co.	3,177	906,366
Valvoline, Inc.(a)	61,397	2,492,718
Warby Parker, Inc. - Class A(a)	115,620	2,047,630
Winmark Corp.	1,947	692,937
		20,427,347

Technology Hardware, Storage & Peripherals - 0.3%
Super Micro Computer, Inc.(a)	3,610	2,832,081

Textiles, Apparel & Luxury Goods - 1.6%
Gildan Activewear, Inc.	367,040	14,046,621
Under Armour, Inc. - Class C(a)	173,368	1,206,641
		15,253,262

Trading Companies & Distributors - 3.9%
AerCap Holdings NV	58,811	5,452,368
Air Lease Corp.	147,201	7,012,656
Applied Industrial Technologies, Inc.	8,249	1,592,057
Beacon Roofing Supply, Inc.(a)	40,030	3,885,312
Core & Main, Inc. - Class A(a)	95,907	5,520,407
FTAI Aviation Ltd.	51,688	4,358,332
GATX Corp.	17,165	2,368,083
McGrath RentCorp	22,025	2,400,285
Richelieu Hardware Ltd.	13,405	373,329
Rush Enterprises, Inc. - Class A	51,770	2,336,380
SiteOne Landscape Supply, Inc.(a)	3,706	573,763
Transcat, Inc.(a)	4,353	554,572
Watsco, Inc.	2,740	1,301,226
		37,728,770
TOTAL COMMON STOCKS (Cost $837,258,530)		904,529,828

REAL ESTATE INVESTMENT TRUSTS - 3.0%	Shares	Value
AGNC Investment Corp.	237,385	2,276,522
Brixmor Property Group, Inc.	389,887	8,776,356
Equity Commonwealth(a)	498,382	9,623,756
MFA Financial, Inc.	167,175	1,788,773
NNN REIT, Inc.	70,590	2,948,544
STAG Industrial, Inc.	84,425	2,959,941
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $28,660,906)		28,373,892

SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 3.4%	Shares
First American Government Obligations Fund - Class X, 5.24%(c)	32,834,247	32,834,247
TOTAL SHORT-TERM INVESTMENTS (Cost $32,834,247)		32,834,247

TOTAL INVESTMENTS - 99.9% (Cost $898,753,683)		$965,737,967
Other Assets in Excess of Liabilities - 0.1%		1,356,731
TOTAL NET ASSETS - 100.0%		$967,094,698

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Notes to Schedule of Investments
May 31, 2024 (Unaudited)

Investment Valuation

Each equity security owned by a Fund, including depositary receipts, that is listed on a national securities exchange, except for portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) is valued at its last sale price or official closing price on that exchange on the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

 Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the most recent quoted bid at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at prices supplied by an approved Pricing Service. Where the price of a long-term debt security is not available from a Pricing Service, the most recent quotation from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the bid price. When a Fund buys a when-issued, new issue or delayed delivery debt security and the security is not yet being traded or 97 Column Funds Notes to Financial Statements February 29, 2024 (Unaudited) priced by a Pricing Service, the security will be valued at cost. Thereafter, the security will be valued at its market value or its fair value if the security has not commenced trading or is not priced by a Pricing Service for longer than five days. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Forward currency contracts are valued at the mean between the bid and asked prices.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. All ETFs are valued at the last reported sale price on the exchange on which the security is principally traded.

 Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time. Occasionally, events which affect the values of such securities may occur between the times at which the values are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value in good faith as determined by the Adviser in accordance with its fair valuation procedures. If on any business day a change in the value of the equity markets exceeds a certain threshold as determined by reference to a broad-based index, then each foreign equity security held by a Fund (other than those traded in countries outside of Canada, Mexico, Central and South America) will be valued at its fair value by using a value determined by an independent pricing agent rather than using the last closing price of such foreign security on its principal overseas market. A value determined by an independent pricing agent will also be used to fair value foreign securities held by a Fund on any day when a foreign market is closed due to a local holiday or other scheduled closure, but the New York Stock Exchange is open.

 If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investments carried at fair value as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	904,156,499	373,329	–	904,529,828
Real Estate Investment Trusts	28,373,892	–	–	28,373,892
Money Market Funds	32,834,247	–	–	32,834,247
Total Investments	965,364,638	373,329	–	965,737,967

Refer to the Schedule of Investments for additional information.